PROPERTY, PLANT, AND EQUIPMENT, NET	3 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, AND EQUIPMENT, NET
PROPERTY, PLANT, AND EQUIPMENT, NET
Details on property, plant, and equipment, net were as follows:

	Useful lives (In years)	March 31,	December 31,
		2013	2012
	(Dollars in thousands)
Gas gathering systems	30	$493,034	$427,449
Compressor stations and compression equipment	30	265,014	237,618
Construction in progress	n/a	55,161	45,919
Other	4-15	4,983	4,524
Total		818,192	715,510
Accumulated depreciation		(39,704)	(33,517)
Property, plant, and equipment, net		$778,488	$681,993

The increase in property, plant, and equipment primarily reflects the recognition of gas gathering system fixed assets acquired in connection with the Bison Drop Down.
Construction in progress is depreciated consistent with its applicable asset class once it is placed in service. Depreciation expense related to property, plant and equipment and capitalized interest were as follows:

	Three months ended March 31,
	2013	2012
	(In thousands)
Depreciation expense	$6,187	$4,626
Capitalized interest	493	1,321